Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 7 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The following table summarizes accrued expenses and other current liabilities:

	June 30, 2024	December 31, 2023
Credit card accrual	$116,559	$58,963
Accrued payroll	136,668	136,668
Accrued commissions	205,469	856,360
Accrued dealer fees	784,527	2,415,966
Transaction costs	2,316,144	—
Accrued Other	200,000	1,178,408
	$3,759,367	$4,646,365